UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, DC 20549

	Form 13F

	Form 13F Cover Page

Report for Calendar Year or Quarter Ended: December 31, 2011.
Check here is Amendment [ ]

Institutional Investment Manager Filing this Report:

Name:		McGlinn Capital Management, Inc.
Address:	850 N. Wyomissing Blvd.
		Wyomissing,  PA  19610

13F File Number:		028-00147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:		Debora M. Covell
Title:	Vice President
Phone:	610-374-5125
Signature, Place and Date of Signing:
	Debora M. Covell, Wyomissing, PA, 			   January 13, 2012


Report Type
[X]  13F Holdings Report


List of Other Managers Reporting for this Manager:	N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:    0
Form 13F Information Table Entry Total:  52
Form 13F Information Table Value Total:   $66,131
List of Other Included Managers:    N/A

       									   			   	ALCOA				013817101		234		27100		SH				SOLE				27100		0		0
ALCATEL-LUCENT				013904305		847		543000		SH				SOLE				543000		0		0
AMER INTL GROUP				026874784		2160		93100		SH				SOLE				93100		0		0
AMGEN				031162100		437		6800		SH				SOLE				6800		0		0
AVON PRODS				054303102		1740		99600		SH				SOLE				99600		0		0
BAKER HUGHES INC				057224107		1999		41100		SH				SOLE				41100		0		0
BANCO SANTANDER SA				05964H105		637		84678		SH				SOLE				84678		0		0
BANK OF AMERICA				060505104		1063		191200		SH				SOLE				191200		0		0
BANK OF AMERICA CORP		WRNTS		060505146		303		150000		SH				SOLE				150000		0		0
BOSTON SCIENTIFIC				101137107		1812		339300		SH				SOLE				339300		0		0
CA				12673P105		669		33100		SH				SOLE				33100		0		0
CAPITAL ONE FINL CORP				14040H105		1945		46000		SH				SOLE				46000		0		0
CHESAPEAKE ENERGY				165167107		1224		54900		SH				SOLE				54900		0		0
CHESAPEAKE LODGING TR				165240102		345		22300		SH				SOLE				22300		0		0
CISCO SYS				17275R102		4292		237400		SH				SOLE				237400		0		0
CITIGROUP INC		PFD 7.5		172967416		721		8900		SH				SOLE				8900		0		0
CITIGROUP				172967424		2200		83630		SH				SOLE				83630		0		0
DELTA AIR LINES				247361702		1751		216500		SH				SOLE				216500		0		0
GENERAL ELECTRIC				369604103		2608		145600		SH				SOLE				145600		0		0
GOLDMAN SACHS GROUP				38141G104		1999		22100		SH				SOLE				22100		0		0
HALLIBURTON CO				406216101		2978		86300		SH				SOLE				86300		0		0
HARTFORD FINL SVCS				416515104		1380		84900		SH				SOLE				84900		0		0
HEWLETT-PACKARD				428236103		1808		70200		SH				SOLE				70200		0		0
HOVNANIAN ENTERPRISES INC		PFD 7.25		44248W208		294		38400		SH				SOLE				38400		0		0
INTEL CORP				458140100		2452		101100		SH				SOLE				101100		0		0
JPMORGAN CHASE & CO				46625H100		1726		51900		SH				SOLE				51900		0		0
ELI LILLY & CO				532457108		299		7200		SH				SOLE				7200		0		0
LUCENT TECHNOLOGIES CAP		PFD TR CV 7.75		549462307		270		440		SH				SOLE				440		0		0
M D C HLDGS				552676108		725		41104		SH				SOLE				41104		0		0
MEMC ELECTR MATLS				552715104		39		10000		SH				SOLE				10000		0		0
MICROSOFT CORP				594918104		260		10000		SH				SOLE				10000		0		0
MORGAN STANLEY				617446448		2132		140900		SH				SOLE				140900		0		0
NOKIA CORP				654902204		1400		290500		SH				SOLE				290500		0		0
OCH ZIFF CAP MGMT GROUP				67551U105		458		54500		SH				SOLE				54500		0		0
PROVINCE OF ONTARIO		CONV BD 3.15 12/		68323AAC8		387		365000		PRN				SOLE				365000		0		0
PETROLEO BRASILEIRO SA PE				71654V408		1424		57300		SH				SOLE				57300		0		0
PROSHR ULTRASHORT TR 20+TRS				74347R297		3959		219100		SH				SOLE				219100		0		0
RADIOSHACK CORP				750438103		2039		210000		SH				SOLE				210000		0		0
RAYTHEON				755111507		2700		55800		SH				SOLE				55800		0		0
RESEARCH IN MOTION				760975102		152		10500		SH				SOLE				10500		0		0
RESOURCE CAP CORP				76120W302		213		38000		SH				SOLE				38000		0		0
SEARS HLDGS CORP				812350106		508		16000		SH				SOLE				16000		0		0
SIRIUS SATELLITE RADIO				82967N108		68		37100		SH				SOLE				37100		0		0
SOUTHWEST AIRLINES				844741108		257		30000		SH				SOLE				30000		0		0
SYNOVUS FINL CORP				87161C105		427		303000		SH				SOLE				303000		0		0
TELLABS				879664100		1396		345600		SH				SOLE				345600		0		0
TOLL BROTHERS				889478103		872		42700		SH				SOLE				42700		0		0
UNITED STATES NATL GAS FU				912318110		704		109050		SH				SOLE				109050		0		0
UNUM GROUP				91529Y106		1054		50000		SH				SOLE				50000		0		0
WELLS FARGO				949746101		2084		75600		SH				SOLE				75600		0		0
ZION BANCORP		PFD 11		989701875		971		37280		SH				SOLE				37280		0		0
NABORS INDUSTRIES LTD				G6359F103		1710		98600		SH				SOLE				98600		0